DEBT AND CAPITAL LEASES - Long-Term Debt and Capital Leases (Details) $ in Millions	Dec. 29, 2018 USD ($)
Maturities of Long-term debt and capital leases
2019 (classified as current)	$ 19.0
2020	269.0
2021	3.9
2022	3.5
2023	253.3
2024 and thereafter	$ 1,257.1